Performance Management - PeakShares RMR Prime Equity ETF	Nov. 25, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance. Because the Fund had not commenced investment operations prior to the date of this prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost at www.PeakSharesFunds.com or by calling 877-57-PEAKS. In the future, performance information will be presented in this section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	Because the Fund had not commenced investment operations prior to the date of this prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.
Performance Availability Website Address [Text]	www.PeakSharesFunds.com
Performance Availability Phone [Text]	877-57-PEAKS